Stockholders' equity - FY, Employee Stock Incentive Plan (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jul. 27, 2016
Nonvested share-based awards, weighted average grant-date fair value [Abstract]
Unrecognized compensation cost	$ 2,500
Class B Common Stock [Member]
Nonvested share-based awards, number of awards [Roll Forward]
Vested (in shares)		(225,896)	(227,208)	(218,528)
Class B Common Stock [Member] | Minimum [Member]
Nonvested share-based awards, weighted average grant-date fair value [Abstract]
Expected term for liquidity event		6 months
Class B Common Stock [Member] | Maximum [Member]
Nonvested share-based awards, weighted average grant-date fair value [Abstract]
Expected term for liquidity event		3 years 3 months
Restricted Stock [Member]
Nonvested share-based awards, number of awards [Roll Forward]
Nonvested awards, beginning of year (in shares)	275,899	474,107	689,127	891,960
Granted (in shares)		33,500	21,500	25,000
Vested (in shares)		(225,896)	(227,208)	(218,528)
Forfeited (in shares)		(5,812)	(9,312)	(9,305)
Nonvested awards, end of year (in shares)		275,899	474,107	689,127
Nonvested share-based awards, weighted average grant-date fair value [Abstract]
Nonvested awards, beginning of year (in dollars per share)	$ 0.33	$ 0.25	$ 0.26	$ 0.26
Granted (in dollars per share)		1.20	0.29	0.12
Vested (in dollars per share)		0.31	0.26	0.25
Forfeited (in dollars per share)		0.21	0.17	0.29
Nonvested awards, end of year (in dollars per share)		$ 0.33	$ 0.25	$ 0.26
Unrecognized compensation cost		$ 100
Recognition period for nonvested share-based awards		7 years
Fair value of share-based awards vested		$ 100	$ 100	$ 100
2010 Stock Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Initial shares reserved for issuance (in shares)					2,073,832
2010 Stock Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total grant date fair value		$ 40	$ 6	$ 3
Award vesting period		7 years
Initial shares reserved for issuance (in shares)		2,730,167
2010 Stock Incentive Plan [Member] | Restricted Stock [Member] | Vesting on Date of Hire [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		12.50%
2010 Stock Incentive Plan [Member] | Restricted Stock [Member] | Vesting on 1st Anniversary Date of Hire [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		12.50%
2010 Stock Incentive Plan [Member] | Restricted Stock [Member] | Vesting on 2nd Anniversary Date of Hire [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		12.50%
2010 Stock Incentive Plan [Member] | Restricted Stock [Member] | Vesting on 3rd Anniversary Date of Hire [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		12.50%
2010 Stock Incentive Plan [Member] | Restricted Stock [Member] | Vesting on 4th Anniversary Date of Hire [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		12.50%
2010 Stock Incentive Plan [Member] | Restricted Stock [Member] | Vesting on 5th Anniversary Date of Hire [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		12.50%
2010 Stock Incentive Plan [Member] | Restricted Stock [Member] | Vesting on 6th Anniversary Date of Hire [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		12.50%
2010 Stock Incentive Plan [Member] | Restricted Stock [Member] | Vesting on 7th Anniversary Date of Hire [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		12.50%
2010 Stock Incentive Plan [Member] | Restricted Stock [Member] | Class B Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock to be issued upon vesting (in shares)		1